Shareholder Fees {- Foreign Smaller Companies Series}	May 01, 2021
Templeton Institutional Funds-31 | Foreign Smaller Companies Series | Advisor Class
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none